Share Capital and Capital reserve (Tables)	3 Months Ended
Mar. 31, 2020
Share Capital, Reserves and Other Equity Interest [Abstract]
Schedule of Share Capital and Capital Reserve

	Shares		March 31, 2020	December 31, 2019
	March 31, 2020	December 31, 2019	€m	€m
Authorized Share Capital issued and fully paid:
Ordinary Shares	197,402,189	194,542,957	2,170.9	2,109.7
Founder Preferred Shares	1,500,000	1,500,000	10.6	10.6
Total share capital and capital reserve			2,181.5	2,120.3
Listing and share transaction costs			(25.0)	(24.9)
Total net share capital and capital reserve			2,156.5	2,095.4